Other Income	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Other Income
33	OTHER INCOME
Other income for the fiscal years ended March 31, 2025, 2024 and 2023 consisted of the following:

	$		$		$
	For the fiscal year ended March 31,
	2025		2024		2023

	(In millions)
Income from operating leases		¥215		¥37,386		¥39,654
Income related to IT solution services		19,453		16,025		11,889
Gains on disposal of property, plant and equipment, and other intangible assets		3,218		1,213		3,326
Reversal of impairment losses of investments in associates and joint ventures		6,053		1,674		22,915
Gains on step acquisition of subsidiaries		—		1,089		—
Others		76,778		54,821		102,058

Total other income		¥105,717		¥112,208		¥179,842